Business Combinations - Summary of net cash outflow on acquisition of subsidiaries (Parenthetical) (Detail) $ in Thousands	Apr. 04, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 725,174
Cash and cash equivalents	17,038
PELSA [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	297,458
Cash and cash equivalents	10,086
APCO [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	342,281
Cash and cash equivalents	$ 6,952